As filed with the Securities and Exchange Commission on September 23, 1997



                                                        REGISTRATION NO. 2-91369
                                                       REGISTRATION NO. 811-4041

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 20

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 21


                           GE INVESTMENTS FUNDS, INC.
                 (formerly, Life of Virginia Series Fund, Inc.)
                               3003 Summer Street
                           Stamford, Connecticut 06905
                    (Address of Principal Executive Offices)

                          Registrant's Telephone Number
                                 (203) 326-4040

                               Matthew J. Simpson
                                    Secretary
                           GE Investments Funds, Inc.
                               3003 Summer Street
                           Stamford, Connecticut 06905
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 Stephen E. Roth
                        Sutherland, Asbill & Brennan, LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2404

                         ------------------------------

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b)


     _x_ on October 24, 1997 pursuant to paragraph (b)


     ___ 60 days after filing pursuant to paragraph (a)

     ___ on ________ pursuant to paragraph (a) of Rule 485


     ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485


     ___ on ________ pursuant to paragraph (a)(2) of Rule 485

                        ---------------------------------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Registrant filed the 24f-2 Notice for the period ended December 31, 1996 on February 28, 1997.

                              CROSS REFERENCE SHEET

Item No. of
Form N1-A                  Caption
---------                  -------

Part A                     Prospectus
------                     ----------

1..................        Cover Page

2..................        Not Applicable

3..................        Financial Highlights

4..................        GE Investments Funds, Inc.; Investment Objectives and Policies; Investment Practices

5..................        Management of the Company

5A.................        Not Applicable

6..................        GE Investments Funds, Inc., Dividends, Distributions and Taxes; Additional Information

7..................        Purchase and Redemption of Fund Shares

8..................        Purchase and Redemption of Fund Shares

9..................        Additional Information


Part B                     Statement of Additional Information
------                     -----------------------------------

10.................        Cover Page

11.................        Table of Contents

12.................        General Information

13.................        General Information; Investment Practices and Restrictions; Appendix A; Appendix B

14.................        Management of the Company

15.................        General Information; Management of the Fund Additional Information

16.................        Management of the Fund; Additional Information

17.................        Portfolio Transactions and Brokerage

18.................        Dividends and Distributions; Additional Information

19.................        Determination of Net Asset Value; Purchase and Redemption of Fund Shares

20.................        Dividends, Distributions and Taxes (prospectus)

21.................        Purchase and Redemption of Fund Shares (prospectus)

22.................        Not Applicable

23.................        Financial Statements


     The registrant hereby incorporates its prospectus herein by reference to the prospectus contained in post-effective amendment number 19 to the Form N-1A registration statement for the registrant (File No. 2-91369) filed with the Commission on July 11, 1997.

     The registrant hereby incorporates its statement of additional information herein by reference to the statement of additional information contained in post-effective amendment number 19 to the Form N-1A registration statement for the registrant (File No. 2-91369) filed with the Commission on July 11, 1997.

     The registrant hereby incorporates Part C of this registration statement herein by reference to the Part C for post-effective amendment number 19 to the Form N-1A registration statement for the registrant (File No. 2-91369) filed with the Commission on July 11, 1997.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GE Investments Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stanford, State of Connecticut, on the 23rd day of September, 1997.




                                    GE Investments Funds, Inc.






                                    By: /s/____________________________________
                                               Paul E. Rutledge, President

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                               Title                                        Date
---------                               -----                                        ----



/s/
__________________________________      President (Principal Executive Officer)      9/23/97
Paul E. Rutledge                        and Director

/s/
__________________________________      Treasurer (Principal Financial               9/23/97
Jeffrey A. Groh                         and Accounting Officer)

/s/
__________________________________      Director                                     9/23/97
Michael J. Cosgrove

/s/
__________________________________      Director                                     9/23/97
John R. Costantino

/s/
__________________________________      Director                                     9/23/97
William J. Lucas


__________________________________      Director
Robert P. Martin, Jr.


__________________________________      Director
J. Clifford Miller, III


__________________________________      Director
J. Garnett Nelson


__________________________________      Director
Lee A. Putney

/s/
__________________________________      Director                                     9/23/97
Robert P. Quinn



